Operating segments	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Operating Segments
27.
Operating segments
i)
Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Deliveries

Connecting driver-partner and merchant-partner with consumers to create a localized logistics platform, facilitating and performing on-demand and scheduled delivery of a wide variety of daily necessities, including ready-to-eat meals and groceries, as well as point-to-point parcel delivery. In certain markets, it also includes the offering of delivery services for which the Group is directly responsible; and the offering of a variety of daily necessities through the operation of a chain of stores.

Mobility

Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain countries), and shared mobility options, such as carpooling. It also includes vehicle rental to enable driver-partners to be able to offer services through the platform.

Financial services

Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, digital banking, insurance distribution and wealth management in selected markets.

Enterprise and new initiatives

A suite of enterprise offerings including advertising and marketing offerings, mapping services and anti-fraud offerings. It also includes other lifestyle services offered by our business partners to consumers including domestic and home services, hotel bookings and subscriptions in certain markets.

ii)
Information about reportable segments

The CODM evaluates operating segments based on revenue and Segment Adjusted EBITDA. Segment reporting revenue is disclosed in Note 20. Total revenue for reportable segments equals consolidated revenue for the Group.

Segment Adjusted EBITDA is defined as profit (loss) of each operating segment adjusted to exclude: (i) net interest income (expenses), (ii) other income (expenses), (iii) income tax expenses (credit), (iv) depreciation and amortization, (v) share-based compensation expenses, (vi) costs related to mergers and acquisitions, (vii) unrealized foreign exchange gain (loss), (viii) impairment losses on goodwill and non-financial assets, (ix) fair value changes on investments, (x) restructuring costs,(xi) legal, tax and regulatory settlement provisions, (xii) regional corporate costs and (xiii) share listing and associated expenses.

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2023	2022	2021
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	313	(35)	(130)
Mobility	676	494	345
Financial services	(294)	(415)	(349)
Enterprise and new initiatives	76	21	9
Total reportable Segment Adjusted EBITDA	771	65	(125)
Regional corporate costs	(793)	(858)	(717)
Net interest income/ (expenses)	98	(57)	(1,675)
Other income	8	7	12
Income tax expenses	(19)	(6)	(3)
Depreciation and amortization	(145)	(150)	(345)
Share-based compensation expenses	(304)	(412)	(357)
Unrealized foreign exchange gain/ (loss)	2	(2)	(1)
Impairment losses on goodwill and non-financial assets	*	(5)	(15)
Fair value changes on investments	(38)	(294)	37
Restructuring costs	(56)	(8)	(1)
Legal, tax and regulatory settlement provisions	(9)	(20)	(12)
Share listing and associated expenses	—	—	(353)
Loss for the year	(485)	(1,740)	(3,555)

*Amount less than $1 million

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore, Malaysia and Indonesia. Other non-current assets such as intangible assets, goodwill and other investments are predominantly regional assets that are not attributed to a segment.